General Information (Tables)	12 Months Ended
Dec. 31, 2018
General information
Schedule of segment results

	2018
			Intersegments
	Mining	Smelting	sales	Adjustments	Consolidated
Net revenues	1,163,741	2,030,568	(704,031)	924	2,491,202
Cost of sales	(694,024)	(1,876,034)	704,031	(22,917)	(1,888,944)
Gross Profit	469,716	154,534	—	(21,993)	602,258
Selling, general and administrative	(44,940)	(79,969)	—	(34,693)	(159,603)
Mineral explorations and project development	(112,713)	(11,067)	—	(2,498)	(126,278)
Other income and expenses, net	(54,042)	16,450	—	55,768	18,176
Operating income	258,021	79,948	—	(3,416)	334,553
Depreciation and amortization	172,357	94,832	—	—	267,189
Exceptional items (i)	—	—	—	3,050	3,050
Adjusted EBITDA	430,378	174,781	—	(366)	604,792
Exceptional items (i)				(3,050)	(3,050)
Depreciation and amortization					(267,189)
Net financial results					(202,654)
Income before income tax					131,899

	2017
			Intersegments
	Mining	Smelting	sales	Adjustments	Consolidated
Net revenues	1,213,221	1,952,006	(721,463)	5,719	2,449,484
Cost of sales	(680,811)	(1,746,771)	721,463	(46,706)	(1,752,825)
Gross Profit	532,410	205,235	—	(40,987)	696,659
Selling, general and administrative	(41,054)	(89,128)	—	(24,312)	(154,494)
Mineral explorations and project development	(86,119)	(3,989)	—	(2,590)	(92,698)
Other income and expenses, net	(54,777)	(58,749)	—	65,640	(47,887)
Operating income	350,460	53,369	—	(2,249)	401,580
Depreciation and amortization	171,085	99,370	—	—	270,456
Exceptional items (i)	—	—	—	(4,515)	(4,515)
Adjusted EBITDA	521,545	152,739	—	(6,764)	667,519
Exceptional items (i)				4,515	4,515
Share in the results of associates					60
Depreciation and amortization					(270,456)
Net financial results					(130,181)
Income before income tax					271,459

	2016
			Intersegments
	Mining	Smelting	sales	Adjustments	Consolidated
Net revenues	907,425	1,491,988	(438,238)	3,666	1,964,841
Cost of sales	(608,825)	(1,307,436)	438,238	(26,206)	(1,504,229)
Gross Profit	298,600	184,552	—	(22,540)	460,612
Selling, general and administrative	(46,829)	(69,950)	—	(27,436)	(144,213)
Mineral explorations and project development	(41,759)	(2,925)	—	(2,026)	(46,711)
Other income and expenses, net	(49,478)	(139,922)	—	49,681	(139,719)
Operating income	160,534	(28,245)	—	(2,321)	129,969
Depreciation and amortization	176,261	98,772	—	—	275,036
Exceptional items (i)	—	—	—	(1,079)	(1,079)
Adjusted EBITDA	336,796	70,528	—	(3,400)	403,924
Exceptional items (i)				1,079	1,079
Share in the results of associates					(158)
Depreciation and amortization					(275,036)
Net financial results					79,081
Income before income tax					208,892

(i)Exceptional items are composed of impairment of property, plant and equipment in the amount of USD 3,283 in 2018 and miscellaneous adjustments to reconcile the segments’ Adjusted EBITDA to the consolidated Adjusted EBITDA.